Condensed Consolidated Statements of Capital Deficit (Equity) (Unaudited) - USD ($)	Common Stock	Commitment to Issue Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Apr. 30, 2015	$ 16,586,067	$ 136,735	$ 1,827,780	$ (26,755,665)	$ (8,205,083)
Beginning Balance (in Shares) at Apr. 30, 2015	79,255,728
Shares issued as a debt discount	$ 409,031	(136,735)			272,296
Shares issued as a debt discount (Shares)	1,832,108
Shares issuable as a debt discount		81,112			81,112
Shares issued to settle accounts payable and accrued liabilities	$ 963,718		19,892		983,610
Shares issued to settle accounts payable and accrued liabilities (shares)	5,216,116
Shares issued on exercise of warrants	$ 4,449				4,449
Shares issued on exercise of warrants (shares)	25,000
Share-based payments - vesting			3,333		3,333
Reallocation of vested options to liabilities			(11,366)		(11,366)
Loss for the period				(4,601,846)	(4,601,846)
Ending Balance at Apr. 30, 2016	$ 17,963,265	81,112	1,839,639	(31,357,511)	$ (11,473,495)
Ending Balance (Shares) at Apr. 30, 2016	86,328,952				86,328,952
Shares issued on exercise of options	$ 238,462		(70,726)		$ 167,736
Shares issued on exercise of options (shares)	980,000
Shares issued as a debt discount	$ 214,769	(81,112)			133,657
Shares issued as a debt discount (Shares)	893,323
Shares issuable as a debt discount		29,625			29,625
Shares issued on exercise of warrants	$ 241,622				241,622
Shares issued on exercise of warrants (shares)	1,170,084
Share-based payments - vesting			202,886		202,886
Reallocation of vested options to liabilities			(23,415)		(23,415)
Loss for the period				(5,259,749)	(5,259,749)
Ending Balance at Apr. 30, 2017	$ 18,658,118	29,625	1,948,384	(36,617,260)	$ (15,981,133)
Ending Balance (Shares) at Apr. 30, 2017	89,372,359				89,372,359
Shares issued as a debt discount	$ 39,375	(29,625)			$ 9,750
Shares issued as a debt discount (Shares)	112,433
Shares issuable as a debt discount		9,000			9,000
Share-based payments - vesting			9,829		9,829
Reallocation of vested options to liabilities			(32,798)		(32,798)
Loss for the period				(563,999)	(563,999)
Ending Balance at Jul. 31, 2017	$ 18,697,493	$ 9,000	$ 1,925,415	$ (37,181,259)	$ (16,549,351)
Ending Balance (Shares) at Jul. 31, 2017	89,484,792				89,484,792